Derivative Financial Instruments (Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Credit Derivatives [Line Items]
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	¥ 1,563	¥ 1,359
Collateral provided to counterparties in the normal course of business	1,183	1,118
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	¥ 380	¥ 241